Details of Income Statement Items	12 Months Ended
Dec. 31, 2021
Details Of Income Statement [Abstract]
Note 20 - Details of Income Statement Items
Note 20 - Details of Income Statement Items

For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Sales	6,955	5,043	5,271
Cost of sales
Materials consumed	2,342	1,647	1,702
Cost of labor	906	794	766
Depreciation and amortization	413	416	384
Energy and fuel	343	316	340
Other	340	380	262
	4,344	3,553	3,454

For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Selling, transport and marketing expenses
Land and Marine transportation	742	515	509
Cost of labor	171	134	133
Other	154	117	125
	1,067	766	767
General and administrative expenses
Cost of labor	166	136	153
Professional Services	44	32	42
Other	66	64	59
	276	232	254
Research and development expenses, net
Cost of labor	52	40	36
Other	12	14	14
	64	54	50

For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Other income
Capital gain	16	-	12
Profit from divestment	14	-	-
Past service cost	12	11	5
Reversal of provision for legal claims	11	-	7
Reversal of Impairment of fixed assets	9	-	10
Other	1	9	6
Other income recorded in the income statements	63	20	40
Other expenses
Provision for legal claims	17	-	14
Provision for historical waste removal and site closure costs	14	83	7
Transaction costs	8	-	-
Impairment and disposal of assets	9	90	-
Provision for early retirement and dismissal of employees	-	78	5
Other	9	5	4
Other expenses recorded in the income statements	57	256	30

For the year ended December 31
2021	2020	2019
$ millions	$ millions	$ millions

Financing income and expenses
Financing income:
Net gain from change in fair value of derivative designated as economic hedge	59	-	45
Net gain from change in fair value of derivative designated as cash flow hedge	18	54	38
Interest income from banks and others	17	7	8
	94	61	91
Financing expenses:
Interest expenses to banks and others	126	120	125
Net loss from changes in exchange rates	79	58	72
Financing expenses in relation to employees’ benefits	23	38	39
Banks and finance institutions commissions (mainly commission on early repayment of loans)	6	4	3
Net loss from change in fair value of derivative designated as economic hedge	-	23	-
Financing expenses	234	243	239
Net of borrowing costs capitalized	18	24	19
	216	219	220

Net financing expenses recorded in the income statements	122	158	129